Financial instruments - fair values and risk management - Contractual maturities of derivative financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Contractual maturities of derivative financial liabilities
Carrying amounts	$ 30,675	$ 40,510	$ 22,029
Contractual cash flows	0	40,510
3 months or less
Contractual maturities of derivative financial liabilities
Contractual cash flows	0
Between 3 - 12 months
Contractual maturities of derivative financial liabilities
Contractual cash flows	21,560
Between 1 - 5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	9,115	40,510	22,029
Share warrant obligation
Contractual maturities of derivative financial liabilities
Carrying amounts	2,430	13,035	22,029
Contractual cash flows		13,035
Share warrant obligation | Between 1 - 5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	2,430	13,035	$ 22,029
Put option liability
Contractual maturities of derivative financial liabilities
Carrying amounts	28,245	27,475
Put option liability | Between 3 - 12 months
Contractual maturities of derivative financial liabilities
Contractual cash flows	21,560
Put option liability | Between 1 - 5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	$ 6,685	$ 27,475